TANGIBLE EQUITY UNITS - Narrative (Details) $ / shares in Units, $ in Millions				12 Months Ended
	Mar. 05, 2021 item	Jun. 15, 2020 USD ($)	Mar. 05, 2020 USD ($)	Dec. 31, 2022 CAD ($) shares	Dec. 31, 2021 CAD ($) shares	Mar. 05, 2020 CAD ($)	Mar. 05, 2020 USD ($) $ / shares
Disclosure of financial liabilities [line items]
TEU offering (in shares) | item	15,500,000
TEUs, rate						6.00%	6.00%
Gross proceeds						$ 1,040.7	$ 775,000,000.0
TEUs, stated amount (in usd per share) | $ / shares							$ 50.00
Purchase contract, conversion ratio of contracts to subordinate voting shares (not more than)			2.6326
Purchase contract, conversion ratio of contracts to subordinate voting shares (not less than)			2.1939
Threshold appreciation price (in usd per share) | $ / shares							22.80
Reference price (in usd per share) | $ / shares							$ 19.00
Minimum subordinate voting share conversion of the TEUs (in shares) | shares				25,665,433	25,658,711
Mark-to-market loss on Purchase Contracts				$ 266.8	$ (349.6)
Amortizing Notes
Disclosure of financial liabilities [line items]
Notional amount per note							$ 8.5143
Principal future amount within a year				$ 15.6
Borrowings, interest rate						4.00%	4.00%
Amortizing notes, quarterly payment per note		$ 0.8333	$ 0.7500